Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash, cash equivalents and restricted cash
Schedule of cash and cash equivalents

	At December 31,
	2019	2018
	$'m	$'m
Cash at bank and in hand	598	494
Short term bank deposits	11	26
Restricted cash	5	10
	614	530